SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration payable, beginning of the period	44,227
Total gains or losses for the period	(10,453)
Contingent consideration payable, end of the period	33,774
Discount rate	17.50%
Significant Unobservable Inputs (Level 3)
Business Acquisition, Contingent Consideration [Line Items]
Cash to revenue ratio	84.00%
Discount rate	12.00%